Nature of operations and going concern	12 Months Ended
Dec. 31, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern

1. Nature of operations and going concern

Liminal BioSciences Inc. or Liminal, or the Company, is incorporated under the Canada Business Corporations Act and is a publicly traded clinical stage biopharmaceutical company (Nasdaq symbol: LMNL) focused on developing distinctive novel small molecule therapeutics for inflammatory, fibrotic and metabolic diseases using our drug discovery platform and data driven approach. Our lead small molecule product candidate, fezagepras, has completed a Phase 1 multi-ascending dose, or MAD, clinical trial and we anticipate conducting a comparative Phase 1a single ascending dose clinical trial to provide comparative data to support our development plan. In addition, the Company is currently developing a selective G‑protein-coupled receptor 84, or GPR84 antagonist candidate and an oral, selective OXER1 antagonist candidate. The GPR84 and OXER1 antagonist programs are currently at the preclinical stage.

The Company previously operated a segment devoted to the development of plasma-derived therapeutics, leveraging Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma and received approval, from the U.S. Food and Drug Administration or FDA in June 2021 for its plasma-derived product Ryplazim® (plasminogen) or Ryplazim®, a highly purified glu-plasminogen derived from human plasma that acts as a plasminogen replacement therapy for patients deficient in plasminogen protein. The Company has completed the divestment of this segment in October 2021. These activities are also presented as discontinued operations in the audited annual consolidated financial statements for the years ended December 31, 2021 and 2020 (note 6).

The Company’s registered office is located at 231 Dundas Street East, Belleville, Ontario, K8N 1E2 and its principal executive office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has active business operations in Canada and the United Kingdom.

Structured Alpha LP or SALP has been Liminal’s majority and controlling shareholder since the debt restructuring on April 23, 2019 (note 17) and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd., or Thomvest, is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement.

The consolidated financial statements for the year ended December 31, 2021 have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting standards Board, or IASB, on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

During the year ended December 31, 2021, the Company incurred a net loss from continuing operations of $45.1 million ($49.0 million for the year ended December 31, 2020) and had negative operating cash flows, including continuing and discontinued operations, of $99.6 million ($75.9 million for the year ended December 31, 2020). At December 31, 2021, the Company had an accumulated deficit of $1,074.2 million ($1,087.0 million at December 31, 2020) and a working capital of $96.1 million ($49.2 million at December 31, 2020). The December 31, 2021 working capital position reflects the proceeds the Company received as a result of the various transactions it concluded as part of the divestment of the plasma-derived therapeutics segment (note 6). In February 2022, the Company used $39.1 million of the proceeds from the divestment to repay the full amount of its long-term debt (note 33).

Considering Liminal’s main activities continue to be related to the preclinical and clinical stage, the Company’s cash runway is dependent on the research programs currently underway, the pace of their progression and the results they render, as well as those planned to be undertaken in the short term. As such, there is always a degree of uncertainty in regards to the outcome or cost of those programs. The cash runway is also dependent on decisions the Company makes in terms of managing its capital, including raising capital through the issuance of debt and equity or repaying financial obligations before their maturity, and the Company's ability to conclude such financing transactions at an acceptable cost. As such, there is uncertainty whether the Company’s current financial position will be sufficient to fund its operations for at least the next 12 months and it is likely that additional sources of funding will be required during this time. Additional external financing may include public or private equity offerings, debt financings, strategic collaborations, alliances and licensing arrangements, grant funding or other sources.

Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all.

These circumstances indicate the existence of a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical, clinical and regulatory efforts, which are critical to the realization of its business plan. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.